Share capital and earnings/(loss) per share (Details) SFr / shares in Units, SFr in Thousands				9 Months Ended	12 Months Ended
		Nov. 19, 2019 CHF (SFr) SFr / shares shares	Apr. 09, 2019 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2019 CHF (SFr) SFr / shares shares
Earnings per share [abstract]
Share capital				$ 20,000,000	$ 20,000,000	$ 0		SFr 20,000
Number of shares issued			488,700,000	491,700,000	491,700,000			491,700,000
Nominal value (in CHF per share) | SFr / shares		SFr 0.04						SFr 0.04
Number of shares distributed in spin-off (in shares)			488,200,000
Increase (decrease) in share capital authorised (in shares) | SFr		SFr 120
Number of additional shares authorized (in shares)		3,000,000.0
Increase (decrease) in number of shares outstanding (in shares)					100,000
Number of shares outstanding (in shares)				488,300,000	488,300,000			488,300,000
Number of shares held in treasury (in shares)				3,400,000	3,400,000			3,400,000
Number of shares allowed to be used to fulfill future vesting (in shares)				3,000,000.0	3,000,000.0			3,000,000.0
Dividends | $				$ 0
Adjusted weighted average number of ordinary shares outstanding (in shares)	[1]				488,200,000	488,200,000	488,200,000
Antidilutive securities excluded from computation (in shares)					1,900,000

[1]	For periods prior to the Spin-off, the denominator for basic and diluted earnings per share was calculated using 488.2 million shares of common stock distributed in the Spin-off.